LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2020
LONG-TERM DEBT
Schedule of long-term debt

	Term	Revolving	Convertible	Total long-
	facility	facility	notes	term debt
Balance - January 1, 2019	$246,783	$225,363	$82,150	$554,296
Accretion of convertible notes	—	—	5,568	5,568
Repayment of loan facility	(50,000)	(48,000)	—	(98,000)
Amortization of loan facility transaction costs	952	1,037	—	1,989
Reversal of loan facility transaction costs	28	39	—	67
Balance - December 31, 2019	$197,763	$178,439	$87,718	$463,920
Accretion of convertible notes	—	—	5,584	5,584
Proceeds from borrowing on revolver facility	—	16,000		16,000
Repayment of loan facility	(66,667)	(160,000)	—	(226,667)
Amortization of loan facility transaction costs	849	2,939	—	3,788
Balance - December 31, 2020	$131,945	$37,378	$93,302	$262,625
Current portion of long-term debt	(66,667)	—	—	(66,667)
Non-current portion of long-term debt	$65,278	$37,378	$93,302	$195,958